28. Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income Expenses Net Tables Abstract
Schedule of other income (expenses), net

	2018	2017	2016

Income
Subsidy income, net	25,305	28,722	28,134
Fines on telecommunications services	44,411	41,699	39,639
Revenue from disposal of assets	1,708	2,865	57,563
Other income (i)	282,041	171,273	181,234
	353,465	244,559	306,570
Expenses
FUST/FUNTTEL (ii)	(143,167)	(140,878)	(163.955)
Taxes, fees and contributions	(4,092)	(4,466)	(2.980)
Provision for legal and administrative proceedings, net of reversal	(452,463)	(366,476)	(352,154)
Expenses involving the disposal of assets	(4,424)	(6,618)	(14,473)
Other expenses	(32,608)	(24,831)	(21,987)
	(636,754)	(543,269)	(555,549)

Other revenues (expenses), net	(283,289)	(298,710)	(248,979)

(i) The variation in the period refers to credits arising from a lawsuit filed by TIM Nordeste S.A. (ultimately merged into TIM S.A.) with a final and unappealable decision in favor of the Company at Higher Courts in 2018, which challenged the exclusion of the ICMS from the PIS and COFINS tax bases for the period from 2002 through 2009 (Note 9).

(ii) Expenses incurred with contributions on several telecommunications revenue due to ANATEL, according to the legislation in force.